Significant Accounting Policies, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies
Other comprehensive income/(loss)	$ 0	$ 0	$ 0
Provision for Doubtful Accounts	$ 0	0	$ 0
Property, Plant and Equipment, Useful Life	25 years
Assets held for sale	$ 0	0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	4.00%
Inventory [Line Items]
Inventories	$ 4,227	5,174
Bunkers
Inventory [Line Items]
Inventories	724	1,478
Lubricants
Inventory [Line Items]
Inventories	$ 3,503	$ 3,696